Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 27, 2013	Dec. 31, 2018	Jan. 01, 2019
Scenario, Forecast [Member] | Accounting Standards Update 2016-02 [Member]
Schedule of Significant Accounting Policies [Line Items]
Amount of right-of-use asset expected to be recorded after adoption of ASU 2016-02			$ 2.6
Amount of lease liability expected to be recorded of ASU 2016-02			$ 2.4
Class A ordinary shares [Member] | Changyou 2014 Share Incentive Plan [Member] | Stock Options [Member]
Schedule of Significant Accounting Policies [Line Items]
Installments of share options granted		four equal installments
Award vesting period		4 years
Share Repurchase Program [Member] | ADS [Member]
Schedule of Significant Accounting Policies [Line Items]
Authorized amount of share repurchase program	$ 100.0
Period in force of share repurchase program	2 years